Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2014
Accumulated other comprehensive income
Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income
2Q14 (CHF million)
Balance at beginning of period	6	(13,922)	60	(2,722)	495	(16,083)
Increase/(decrease)	12	62	12	4	0	90
Increase/(decrease) due to equity method investments	5	0	0	0	0	5
Reclassification adjustments, included in net income	(5)	0	0	38	(22)	11
Total increase/(decrease)	12	62	12	42	(22)	106
Balance at end of period	18	(13,860)	72	(2,680)	473	(15,977)
1Q14 (CHF million)
Balance at beginning of period	(11)	(13,674)	52	(2,757)	515	(15,875)
Increase/(decrease)	12	(248)	8	(3)	0	(231)
Increase/(decrease) due to equity method investments	8	0	0	0	0	8
Reclassification adjustments, included in net income	(3)	0	0	38	(20)	15
Total increase/(decrease)	17	(248)	8	35	(20)	(208)
Balance at end of period	6	(13,922)	60	(2,722)	495	(16,083)
2Q13 (CHF million)
Balance at beginning of period	(27)	(11,967)	77	(3,731)	583	(15,065)
Increase/(decrease)	(22)	(159)	(14)	15	0	(180)
Increase/(decrease) due to equity method investments	5	0	0	0	0	5
Reclassification adjustments, included in net income	2	2	0	66	(31)	39
Total increase/(decrease)	(15)	(157)	(14)	81	(31)	(136)
Balance at end of period	(42)	(12,124)	63	(3,650)	552	(15,201)
6M14 (CHF million)
Balance at beginning of period	(11)	(13,674)	52	(2,757)	515	(15,875)
Increase/(decrease)	24	(186)	20	1	0	(141)
Increase/(decrease) due to equity method investments	13	0	0	0	0	13
Reclassification adjustments, included in net income	(8)	0	0	76	(42)	26
Total increase/(decrease)	29	(186)	20	77	(42)	(102)
Balance at end of period	18	(13,860)	72	(2,680)	473	(15,977)
6M13 (CHF million)
Balance at beginning of period	(29)	(12,767)	84	(3,801)	610	(15,903)
Increase/(decrease)	(17)	595	(21)	21	0	578
Increase/(decrease) due to equity method investments	2	0	0	0	0	2
Reclassification adjustments, included in net income	2	48	0	130	(58)	122
Total increase/(decrease)	(13)	643	(21)	151	(58)	702
Balance at end of period	(42)	(12,124)	63	(3,650)	552	(15,201)

Details on significant reclassification adjustments
Details on significant reclassification adjustments

in	2Q14	1Q14	2Q13	6M14	6M13
Reclassification adjustments, included in net income (CHF million)
Cumulative translation adjustments
Sale of subsidiaries	0	0	2	0	48	[1]
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	50	50	88	100	174
Tax expense/(benefit)	(12)	(12)	(22)	(24)	(44)
Net of tax	38	38	66	76	130
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(28)	(25)	(40)	(53)	(74)
Tax expense	6	5	9	11	16
Net of tax	(22)	(20)	(31)	(42)	(58)
1
Includes net releases of CHF 46 million in 1Q13 on the sale of JO Hambro. Upon settlement in 3Q13, further net releases of CHF 38 million were recognized. These were reclassified from cumulative translation adjustments and included in net income in other revenues, offset by a gain on the transaction.

2 These components are included in the computation of total benefit costs. Refer to "Note 23 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information

	2Q14		1Q14		2Q13		6M14		6M13
Common shares issued
Balance at beginning of period	1,596,119,349		1,596,119,349		1,339,652,645		1,596,119,349		1,320,829,922
Issuance of common shares	11,049,598		0		254,643,090		11,049,598		273,465,813
of which MACCS settlement	0		0		199,964,015		0		199,964,015
of which share-based compensation	11,049,598		0		17,126,788		11,049,598		35,949,511
Balance at end of period	1,607,168,947		1,596,119,349		1,594,295,735		1,607,168,947		1,594,295,735
Treasury shares
Balance at beginning of period	(8,866,124)		(5,183,154)		(27,495,313)		(5,183,154)		(27,036,831)
Sale of treasury shares	78,696,088		67,970,125		144,989,659		146,666,213		230,922,166
of which MACCS settlement	0		0		33,488,655		0		33,488,655
Repurchase of treasury shares	(101,311,442)		(72,306,505)		(121,624,269)		(173,617,947)		(212,129,195)
Share-based compensation	24,285,332		653,410		1,801,542		24,938,742		5,915,479
Balance at end of period	(7,196,146)		(8,866,124)		(2,328,381)		(7,196,146)		(2,328,381)
Common shares outstanding
Balance at end of period	1,599,972,801	[1]	1,587,253,225	[2]	1,591,967,354	[3]	1,599,972,801	[1]	1,591,967,354	[3]
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 661,049,598 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.

3
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 662,873,212 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.